Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2011 Options (Options 2011 Plan [Member])	12 Months Ended
Dec. 31, 2013
Option F 1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2011 Options [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	1.93%
Expected life (years)	3 years 156 days
Expected volatility	35.54%
Option F 2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2011 Options [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.27%
Expected life (years)	3 years 339 days
Expected volatility	34.34%
Option F 3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2011 Options [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.54%
Expected life (years)	4 years 156 days
Expected volatility	32.93%
Option F 4 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2011 Options [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.81%
Expected life (years)	4 years 343 days
Expected volatility	32.49%